INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
Intangible assets

10.  INTANGIBLE ASSETS

Intangible assets as of December 31, 2011 and 2012 were as follows:

	2011	2012
	RMB	RMB
Intangible assets
Intangible assets to be amortized
Non-compete agreements	11,479,610	11,479,610
Customer list	11,142,578	15,942,578
Supplier Relationship	9,700,000	9,700,000
Technology patent	9,240,000	9,240,000
Cross-border travel agency license	1,117,277	1,117,277
Intangible assets not subject to amortization
Trade mark	272,715,235	290,715,235
Golf membership certificate	4,200,000	4,200,000
Others	8,706,321	8,736,321
	328,301,021	351,131,021
Less: accumulated amortization
Intangible assets to be amortized
Non-compete agreements	(6,887,766)	(9,183,688)
Customer list	(7,846,786)	(10,499,636)
Supplier Relationship	(485,000)	(1,455,000)
Technology patent	(5,544,000)	(7,392,000)
Cross-border travel agency license	(1,117,277)	(1,117,277)
Intangible assets not subject to amortization
Trade mark	—	—
Golf membership certificate	—	—
Others	—	—
	(21,880,829)	(29,647,601)
Net book value
Intangible assets to be amortized
Non-compete agreements	4,591,844	2,295,922
Customer list	3,295,792	5,442,942
Supplier Relationship	9,215,000	8,245,000
Technology patent	3,696,000	1,848,000
Cross-border travel agency license	—	—
Intangible assets not subject to amortization
Trade mark	272,715,235	290,715,235
Golf membership certificate	4,200,000	4,200,000
Others	8,706,321	8,736,321
	306,420,192	321,483,420

Amortization expense for the years ended December 31, 2010, 2011 and 2012 was approximately RMB7,154,262, RMB8,445,950 and RMB7,736,767 respectively.

The annual estimated amortization expense for intangible assets subject to amortization for the five succeeding years is as follows:

Amortization
RMB

2013	6,229,366
2014	1,240,000
2015	1,240,000
2016	1,240,000
2017	1,240,000
11,189,366